Goldman Sachs Financial Square Treasury Solutions Fund Average Annual Total Returns - Capital Shares [Member] - Capital Shares		12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		3.99%	3.04%	1.95%
Performance Inception Date	Aug. 12, 2002